Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated balance sheet - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Digital assets	$ 23,337,430	$ 26,945,910	$ 43,899,644	$ 35,282,682	$ 35,020,251	$ 20,989,096	$ 29,361,599
Total current assets	68,384,982	78,428,201	78,274,719	96,561,290	64,625,647	59,610,022	34,498,100
Total assets	164,676,801	178,965,220	169,561,899	179,917,981	110,378,524	108,059,034	78,092,068
Accumulated deficit	(62,519,116)	(48,181,008)	(30,056,276)	(19,876,487)	(10,442,399)	18,746,435	20,085,835
Total shareholders’ equity	158,241,721	171,963,220	161,851,018	171,643,727	106,015,146	104,842,437	74,965,267	$ 37,999,575
Total liabilities and shareholders’ equity	164,676,801	178,965,220	169,561,899	179,917,981	110,378,524	108,059,034	78,092,068
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Digital assets	(208,518)	(11,389,504)	(16,164,693)	(6,242,921)	(14,738,663)	(3,336,525)	(2,876,997)
Total current assets	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
Total assets	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
Accumulated deficit	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
Total shareholders’ equity	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)	(368,967)
Total liabilities and shareholders’ equity	(208,518)	(34,444)	(395,759)	(6,242,921)	(3,541,339)	(3,181,861)	(2,659,993)
As restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Digital assets	23,128,912	15,556,406	27,734,951	29,039,761	20,281,588	17,652,571	26,484,602
Total current assets	68,176,464	78,393,757	77,878,960	90,318,369	61,084,308	56,428,161	31,838,107
Total assets	164,468,283	178,930,776	169,166,140	173,675,060	106,837,185	104,877,173	75,432,075
Accumulated deficit	(62,727,634)	(48,215,452)	(30,452,035)	(26,119,408)	(13,983,738)	15,564,574	17,425,842
Total shareholders’ equity	158,033,203	171,928,776	161,455,259	165,400,806	102,473,807	101,660,576	72,305,274	$ 37,630,608
Total liabilities and shareholders’ equity	$ 164,468,283	$ 178,930,776	$ 169,166,140	$ 173,675,060	$ 106,837,185	$ 104,877,173	$ 75,432,075